Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES
Total Revenues		$ 3,706,458	$ 3,764,295	$ 4,558,520
COST OF REVENUES
Total Cost of Revenues		2,864,383	2,894,296	3,308,536
GROSS PROFIT		842,075	869,999	1,249,984
OPERATING EXPENSES:
Selling		533,562	935,565	333,663
General and administrative		4,269,567	5,815,046	1,476,314
Earnout share payment			5,199,629
Impairment loss on long-lived assets			1,139,016
Total Operating Expenses		4,803,129	13,089,256	1,809,977
LOSS FROM OPERATIONS		(3,961,054)	(12,219,257)	(559,993)
OTHER INCOME (EXPENSE)
Interest expense, net		(23,225)	(93,782)	(1,639)
Change in fair value of prepaid forward purchase liabilities		(1,303,658)	(12,911,503)
Loss on settlement of prepaid forward contracts		(2,635,816)
Loss on debt settlement		(645,612)
Investment income				1,917,062
Other income, net		134,584	195,848	313,894
Total Other (Expense) Income, net		(4,473,727)	(12,809,437)	2,229,317
(LOSS ) INCOME BEFORE INCOME TAXES		(8,434,781)	(25,028,694)	1,669,324
PROVISION (BENEFIT) FOR INCOME TAXES			(20,789)	46,488
NET (LOSS) INCOME FROM CONTINUING OPERATIONS		(8,434,781)	(25,007,905)	1,622,836
NET LOSS FROM DISCONTINUED OPERATIONS, net of income taxes		(1,601,323)	58,659	(722,440)
NET (LOSS) INCOME		(10,036,104)	(24,949,246)	900,396
Less: Net income (loss) attributable to noncontrolling interest from continuing operations		3,377	(65,124)	35,567
NET (LOSS ) INCOME ATTRIBUTABLE TO EUDA HEALTH HOLDINGS LIMITED		(10,039,481)	(24,884,122)	864,829
FOREIGN CURRENCY TRANSLATION ADJUSTMENT		(60,019)	(131,941)	17,009
TOTAL COMPREHENSIVE (LOSS) INCOME		(10,096,123)	(25,081,187)	917,405
Less: Comprehensive income (loss) attributable to noncontrolling interest		3,137	(65,340)	35,584
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO EUDA HEALTH HOLDINGS LIMITED		$ (10,099,260)	$ (25,015,847)	$ 881,821
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES*
Basic	[1]	22,900,631	12,029,656	9,253,333
Diluted	[1]	22,900,631	12,029,656	9,253,333
(LOSS) INCOME PER SHARE
Basic - continuing operations		$ (0.37)	$ (2.07)	$ 0.17
Diluted - continuing operations		(0.37)	(2.07)	0.17
Basic - discontinued operations		(0.07)	0.00	(0.08)
Diluted - discontinued operations		(0.07)	0.00	(0.08)
Basic		(0.44)	(2.07)	0.09
Diluted		$ (0.44)	$ (2.07)	$ 0.09
Property Management Services [Member]
REVENUES
Total Revenues		$ 3,706,458	$ 3,764,295	$ 4,558,520
COST OF REVENUES
Total Cost of Revenues		$ 2,864,383	$ 2,894,296	$ 3,308,536

[1]	Giving retroactive effect to reverse recapitalization effected on November 17, 2022